Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Entity Registrant Name	FREESEAS INC.
Entity Central Index Key	0001325159
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	FREE
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	0